2 Accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies
Schedule of subsidiaries and specific purpose entities

The consolidated financial statements comprises the financial statements of the Braskem S.A. and the following entities:

		Total and voting interest - %
		Headquarters	2019	2018	2017
Direct and Indirect subsidiaries
BM Insurance Company Limited ("BM Insurance")	(i)	Bermuda	100.00	100.00
Braskem America Finance Company ("Braskem America Finance")		EUA	100.00	100.00	100.00
Braskem America, Inc. (“Braskem America”)		EUA	100.00	100.00	100.00
Braskem Argentina S.A. (“Braskem Argentina”)		Argentina	100.00	100.00	100.00
Braskem Europe GmbH ("Braskem Alemanha")		Germany	100.00	100.00	100.00
Braskem Finance Limited (“Braskem Finance”)		Cayman Islands	100.00	100.00	100.00
Braskem Idesa S.A.P.I. ("Braskem Idesa")		Mexico	75.00	75.00	75.00
Braskem Idesa Servicios S.A. de CV ("Braskem Idesa Serviços")		Mexico	75.00	75.00	75.00
Braskem Incorporated Limited ("Braskem Inc")		Cayman Islands	100.00	100.00	100.00
Braskem International GmbH ("Braskem Austria")	(ii)	Austria			100.00
Braskem Mexico Proyectos S.A. de C.V. SOFOM ("Braskem México Sofom")		Mexico	100.00	100.00	100.00
Braskem Mexico, S. de RL de CV ("Braskem México")		Mexico	100.00	100.00	100.00
Braskem Mexico Servicios S. RL de CV ("Braskem México Serviços")		Mexico	100.00	100.00	100.00
Braskem Netherlands B.V. ("Braskem Holanda")		Netherlands	100.00	100.00	100.00
Braskem Netherlands Finance B.V. (“Braskem Holanda Finance”)		Netherlands	100.00	100.00	100.00
Braskem Netherlands Inc. B.V. (“Braskem Holanda Inc”)		Netherlands	100.00	100.00	100.00
Braskem Petroquímica Chile Ltda. (“Braskem Chile”)		Chile	100.00	100.00	100.00
Cetrel S.A. ("Cetrel")		Brazil	63.70	63.66	63.66
Distribuidora de Água Camaçari S.A. ("DAC")		Brazil	63.70	63.66	63.66
Lantana Trading Co. Inc. (“Lantana”)		Bahamas	100.00	100.00	100.00

Specific Purpose Entity ("SPE")
Fundo de Investimento Caixa Júpiter Multimercado Crédito Privado Longo Prazo ("FIM Júpiter")		Brazil	100.00	100.00	100.00
Fundo de Investimento Santander Netuno Multimercado Crédito Privado Longo Prazo ("FIM Netuno")	(iii)	Brazil	100.00	100.00

(i)	Created in October 2018.
(ii)	Terminated in June 2018.
(iii)	Multi-asset fund created in December 2018.

Schedule of functional currencies

The subsidiaries with a functional currency different from that of the Braskem S.A. are listed below:

Functional currency

Subsidiaries
Braskem Alemanha	Euro
BM Insurance, Braskem America, Braskem America Finance, Braskem Holanda, Braskem Holanda Finance, Braskem Holanda Inc. and Braskem México Sofom	U.S.dollar
Braskem Idesa , Braskem Idesa Serviços, Braskem México and Braskem México Serviços	Mexican peso
Braskem Argentina	Argentinean peso
Braskem Chile	Chilenean peso

Schedule of exchange variation effects

The effects from exchange variation on the Company’s transactions are mainly due to the variations in the following currencies:

	End of period rate at December 31			Average rate
								Variation
	2019	2018	Variation	2019	2018	2017	2019-2018	2018-2017
U.S. dollar - Brazilizan real	4.0307	3.8748	4.02%	3.9461	3.6558	3.1925	7.94%	14.51%
Euro - Brazilizan real	4.5305	4.4390	2.06%	4.4159	4.3094	3.6089	2.47%	19.41%
Mexican peso - Brazilizan real	0.2134	0.1972	8.22%	0.2049	0.1901	0.1694	7.80%	12.24%
U.S. dollar - Mexican peso	18.8858	19.6655	-3.96%	19.2568	19.2363	18.9142	0.11%	1.70%
U.S. dollar - Euro	0.8926	0.8729	2.26%	0.8930	0.8471	0.8871	5.42%	-4.50%

Schedule of commitments of operating leases
Commitments of operating leases as of December 31, 2018	3,257,982

Lease liability recognized on January 1, 2019
Lease commitments discounted at the incremental rate on the date of initial application	2,177,138
(Plus) Financial leases as of December 31, 2018	100,557
(Minus): short-term leases recognized immediately in profit or loss	(103,929)
(Minus): low value contracts recognized immediately in profit or loss	(1,071)
(Plus): Extension options reasonably certain to be exercised	119,770
Total	2,292,465